SCHEDULE OF BALANCE SHEETS TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Euroamer Kaiwan Technology Company [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	1,130
Loans attributable to related parties
Chijit Holdings Limited [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	570
Loans attributable to related parties
Ying Liu [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties		15
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	13	13
Loans attributable to related parties
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties	33	421
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		3
Loans attributable to related parties
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	1
Other current assets from related parties	266	1,847
Amounts due from related parties
Accounts and notes payable to related parties	272
Contract liabilities to related parties	89
Accruals and other current liabilities to related parties
Loans attributable to related parties
Wang Wenbo [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	63
Loans attributable to related parties
Huimin Li [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	13
Loans attributable to related parties
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	2	3
Other current assets from related parties
Amounts due from related parties	38,661	48,699
Accounts and notes payable to related parties	141	184
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	1,529	1,142
Loans attributable to related parties	3,799	3,906
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	79	81
Contract liabilities to related parties
Accruals and other current liabilities to related parties	133	111
Loans attributable to related parties
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	84	164
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	75	75
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	5	16
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Mould Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	38,904	39,996
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	2,638	2,712
Contract liabilities to related parties
Accruals and other current liabilities to related parties	89	91
Loans attributable to related parties
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	2,703	2,779
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
Changchun FAW International Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	364	374
Contract liabilities to related parties
Accruals and other current liabilities to related parties	614	631
Loans attributable to related parties
China FAW Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	24,516	25,204
Loans attributable to related parties
China FAW Group Import & Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	22	25
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	81	83
Contract liabilities to related parties	58	119
Accruals and other current liabilities to related parties	25	26
Loans attributable to related parties
FAW Equity Investment (Tianjin) Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties	2,345
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	28,713	20,565
Loans attributable to related parties	157,751	162,181
Yantai Public Transportation Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	36,408
Loans attributable to related parties	101,380
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	119	21
Loans attributable to related parties	1,781	563
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	151	34
Loans attributable to related parties	1,369	1,408
Machinery Industry Ninth Design and Research Institute Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	124	878
Contract liabilities to related parties
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Bus (Dalian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties	2
Contract liabilities to related parties	738	758
Accruals and other current liabilities to related parties
Loans attributable to related parties
Other [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties	465	458
Amounts due from related parties	4	49
Accounts and notes payable to related parties	27	30
Contract liabilities to related parties	76	79
Accruals and other current liabilities to related parties		4
Loans attributable to related parties
Related Party [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties	114	208
Other current assets from related parties	764	2,786
Amounts due from related parties	38,665	48,748
Accounts and notes payable to related parties	45,410	47,192
Contract liabilities to related parties	961	2,483
Accruals and other current liabilities to related parties	94,086	78,495
Loans attributable to related parties	$ 268,425	273,412
John Chiang [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties		15
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		13
Loans attributable to related parties
Simon Pang [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties		15
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		13
Loans attributable to related parties
Wen Li [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties		15
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		13
Loans attributable to related parties
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		30,542
Loans attributable to related parties		104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		69
Loans attributable to related parties		1,127
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties		1,527
Accruals and other current liabilities to related parties
Loans attributable to related parties